Group cash flow statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 9,435	$ 13,912
Dividends from equity accounted units		287	633
Cash flows from operations		9,722	14,545
Net interest paid		(286)	(217)
Dividends paid to holders of non-controlling interests in subsidiaries		(46)	(41)
Tax paid		(2,415)	(3,813)
Net cash generated from operating activities		6,975	10,474
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets		(3,001)	(3,146)
Sales of property, plant and equipment and intangible assets		8	1
Acquisitions of subsidiaries, joint ventures and associates		(15)	(825)
Purchases of financial assets		(16)	(66)
Sales of financial assets	[2]	862	52
Net funding of equity accounted units		(88)	(48)
Other investing cash flows		14	10
Net cash used in investing activities		(2,236)	(4,022)
Cash flows before financing activities		4,739	6,452
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(3,691)	(7,595)
Proceeds from additional borrowings	[3]	1,858	144
Repayment of borrowings and associated derivatives		(272)	(211)
Lease principal payments		(213)	(183)
Proceeds from issue of equity to non-controlling interests		61	22
Purchase of non-controlling interests		(23)	0
Other financing cash flows		0	1
Net cash used in financing activities		(2,280)	(7,822)
Effects of exchange rates on cash and cash equivalents		(59)	(26)
Net increase/(decrease) in cash and cash equivalents		2,400	(1,396)
Opening cash and cash equivalents less overdrafts		6,774	12,805
Closing cash and cash equivalents less overdrafts		$ 9,174	$ 11,409

[1]

(a) Cash flows from consolidated operations

Profit after tax for the period (comparative restated)	2	4,947	9,448
Adjustments for:
– Taxation (comparative restated)	2, 6	1,983	2,867
– Finance items		748	359
– Share of profit after tax of equity accounted units		(431)	(468)
– Impairment charges	5	1,175	—
– Depreciation and amortisation		2,485	2,459
– Provisions (including exchange differences on provisions)	9	63	496
Utilisation of other provisions	9	(44)	(51)
Utilisation of provisions for close-down and restoration	9	(333)	(256)
Utilisation of provisions for post-retirement benefits and other employment costs	9	(115)	(122)
Change in inventories		(293)	(582)
Change in receivables and other assets		(6)	(128)
Change in trade and other payables		(628)	267
Other items(d)		(116)	(377)
		9,435	13,912

[2]	During the six months to 30 June 2023, we received net proceeds of US$801 million (30 June 2022: US$51 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.
[3]	On 7 March 2023, we issued US$650 million 10-year fixed rate, and US$1.1 billion of 30-year fixed rate, SEC-registered bonds. The 10-year notes, which mature on 9 March 2033, have a coupon of 5% and the 30-year notes, which mature on 9 March 2053 have a coupon of 5.125%. The funds were received net of issuance fees and discount. There were no issuances during the period ended 30 June 2022.